Reverse Recapitalization	12 Months Ended
Dec. 31, 2021
Reverse Recapitalization [Abstract]
Reverse Recapitalization

Note 3 — Reverse Recapitalization

Reverse Recapitalization

On December 6, 2021 (the Closing Date), the Company consummated the Business Combination contemplated by the Business Combination Agreement, by and among TPG Pace, Vacasa Holdings, the Blockers, the Company, and certain other parties pursuant to which, among other things, TPG Pace merged with and into the Company, following which the separate corporate existence of TPG Pace ceased and the Company became the surviving corporation.

At the Closing Date, TPG Pace, the Company and Vacasa Holdings, completed the following transactions (Reverse Recapitalization):

●	a series of secured convertible notes of Vacasa Holdings converted into a series of preferred units of Vacasa Holdings and all outstanding warrants to purchase equity interests in Vacasa Holdings were exercised in accordance with their terms;
●	a restructuring was completed such that, after giving effect to that restructuring, the Blockers directly held equity interests in Vacasa Holdings;
●	Vacasa Holdings recapitalized its outstanding equity interests into OpCo Units (subject to substantially the same terms and conditions, including applicable vesting requirements) and certain other rights to acquire equity interests (the Vacasa Holdings Recapitalization);
●	on December 3, 2021, TPG Pace merged with and into the Company, with the Company surviving such merger (the Domestication Merger)
●	at the effective time of the Domestication Merger: (a) each then issued and outstanding Class A ordinary share, par value $0.0001 per share, of TPG Pace converted automatically, on a one-for-one basis, into a share of Class A common stock, par value $0.00001 per share (Class A Common Stock), of the Company; (b) each then issued and outstanding Class F ordinary share, par value $0.0001 per share (Class F Ordinary Shares), of TPG Pace converted automatically, on a one-for-one basis, into a share of Class F common stock, par value $0.00001 per share (Class F Common Stock), of the Company, which shares of Class F Common Stock were thereafter converted into shares of Class A Common Stock in accordance with the Company’s amended and restated articles of incorporation; (c) each then issued and outstanding Class G ordinary share, par value $0.0001 per share (Class G Ordinary Shares), of TPG Pace converted automatically, on a one-for-one basis, into a share of Class G Common Stock, par value $0.00001 per share (Class G Common Stock), of the Company; and (d) the shares of common stock of the Company held by Vacasa Holdings were cancelled;
●	certain investors (the PIPE Investors) purchased, and the Company issued and sold to such PIPE Investors, an aggregate of 8,157,896 shares of Class A Common Stock pursuant to and as set forth in the subscription agreements against payment by such PIPE Investors of the respective amounts set forth therein;
●	certain investors (the FPA Investors) purchased, and the Company issued and sold to such FPA Investors, an aggregate of 12,763,688 shares of Class A Common Stock pursuant to and as set forth in the Forward Purchase Agreements against payment by such FPA Investors of the respective amounts set forth therein;
●	through a series of separate merger transactions, the Blockers merged with and into the Company, with the Company ultimately surviving such merger transactions and owning the interests in Vacasa Holdings previously owned by the Blockers (the Blocker Mergers);
●	in connection with the closing of the transactions contemplated by the Business Combination Agreement, the Company contributed its net assets (other than the OpCo Units it then held) to Vacasa Holdings in exchange for additional OpCo Units, such that the Company will hold a number of OpCo Units equal to the total number of shares of Class A Common Stock; and
●	in connection with the Vacasa Holdings Recapitalization and the Blocker Mergers, as applicable: (a) the Company sold a number of shares of its Class B Common Stock, par value $0.00001 per share, to each Existing VH Holders vested OpCo Units on a 1:1 basis for an amount per share equal to the par value thereof, (b) each Vacasa Holdings unit appreciation right award that was then outstanding, whether vested or unvested, was converted into a stock appreciation right award (SAR Award) covering a number of shares of Class A Common Stock determined by application of the exchange ratio agreed pursuant to an allocation schedule to the Business Combination Agreement (which exchange ratio was also applied to adjust the per share exercise price of the SAR Award), (c) each option to purchase TK Newco stock that was then outstanding, whether vested or unvested, converted into an option to purchase shares of Class A Common Stock (Option), determined by application of the exchange ratio agreed pursuant to an allocation schedule to the Business Combination Agreement (which exchange ratio was also applied to adjust the per share exercise price of the Option), (d) by virtue of each Blocker Merger, the outstanding equity interests in the applicable Blocker converted into the right to receive shares of Class A Common Stock or other equity interests, and certain rights as set forth in the Tax Receivable Agreement, and (e) the Company issued an aggregate of 173,898,818 shares of Class A Common Stock to the former holders of equity interests in the Blockers (the Blocker Holders) as consideration in the Blocker Mergers and (f) the Company issued an aggregate of 1,699,921 shares of Class A Common Stock to certain Existing VH Holders upon the redemption by the Existing VH Holders of an equivalent number of OpCo Units and the cancellation by the Company of a corresponding number of Class B Common Stock.

The Reverse Recapitalization was accomplished through an umbrella partnership corporation (Up-C) structure, which is often used by partnerships and limited liability companies (operating as partnerships) undertaking an initial public offering. The Up-C structure allowed Existing VH Holders to retain their equity interests in Vacasa Holdings, an entity that is classified as a partnership for United States (U.S) federal and state income tax purposes, and provides potential tax benefits for the Company when Existing VH Holders ultimately redeem their pass-through interests for shares of Class A Common Stock or cash in the Company as a result of the Tax Receivable Agreement (the Tax Receivable Agreement). Under the terms of the Tax Receivable Agreement, 85% of these potential future tax benefits realized by the Company as a result of such redemptions will be paid to certain Existing VH Holders or TRA Parties. For additional information, see Note 2, Significant Accounting Policies.

As a result of the Reverse Recapitalization, as of December 6, 2021:

●	the Company is a holding company that has no other material assets other than its ownership in Vacasa Holdings and its indirect interests in the subsidiaries of Vacasa Holdings and has no independent means of generating revenue or cash flows;
●	Vacasa Holdings, as a result of the contribution by the Company, received proceeds of $302.6 million, which included (i) cash of $144.0 million that was held in TPG Pace’s trust account from its initial public offering and TPG Pace’s operating cash account, after giving effect to redemptions of TPG Pace’s Class A ordinary shares held by TPG Pace’s public shareholders prior to the Reverse Recapitalization, (ii) proceeds of $77.5 million from the PIPE Financing, (iii) proceeds of $122.5 million from the FPA financing, and (iv) the payment of underwriting commissions, advisory fees, and other transaction costs paid directly from proceeds of $41.4 million. Vacasa Holdings used the cash proceeds to (i) pay additional transaction fees and expenses of $7.9 million, and (ii) the remainder of the funds were contributed to Vacasa Holdings balance sheet;
●	the Company had the following securities outstanding: (i) 214,793,795 shares of Class A Common Stock, (ii) 212,393,793 shares of Class B Common Stock held by certain Existing VH Holders and (iii) 8,226,848 shares of Class G Common Stock which are convertible into shares of Class A Common Stock upon the occurrence of certain triggering events set for in the A&R certificate (see Note 13, Equity for more information);
●	the holders of Vacasa Holdings equity prior to the Business Combination (including for this purpose the Blocker Holders with respect to their indirect interest in Vacasa Holdings equity and the holders of vested SAR Awards and vested Options) own 175,598,739 shares of Class A Common Stock and 212,393,793 shares of Class B Common Stock, representing approximately 90.8% of the combined voting power of the Company’s Voting Shares. The Existing VH Holders that own the Class B Common Stock hold an equal number of OpCo Units of Vacasa Holdings which are redeemable on a one-for-one basis for shares of Class A Common Stock of the Company or the cash equivalent thereof at the option of the Company. Upon redemption of the OpCo Units and Class B Common Stock, all redeemed shares of Class B Common Stock will be cancelled. The Class B Common Stock has voting rights and has no economic rights in the Company. The shares of Class B Common Stock are held by the Existing VH Holders and cannot be transferred except to the Company;
●	Public stockholders of the Company including certain Existing VH Holders (i) own 214,793,795 shares of Class A Common Stock, which represents 50.3% of the combined voting power of the Company and 100% of the economic interest in the Company and (ii) through the Company’s ownership of 214,793,795 OpCo Units, indirectly holds 50.3% of the economic interest in Vacasa Holdings. The Company is the sole manager of Vacasa Holdings;
●	Financial results of Vacasa Holdings and its wholly owned subsidiaries are consolidated with and into the Company following the Reverse Recapitalization transaction on December 6, 2021, 49.7% of the consolidated net earnings (loss) of Vacasa Holdings are allocated to redeemable noncontrolling interests to reflect the entitlement or absorption of the Existing VH Holders, who retained their interest in Vacasa Holdings, to a portion of the consolidated net earnings (loss).

The Business Combination was accounted for as a Reverse Recapitalization in accordance with U.S. GAAP. Under this method of accounting, the Company has been treated as the “acquired” company for financial reporting purposes, with Vacasa Holdings considered to be the accounting acquirer. This determination was primarily based on the Existing VH Holders comprising a relative majority of the voting power of the combined company, Vacasa Holdings’ operations prior to the acquisition comprising the only ongoing operations of Vacasa, Inc., and Vacasa Holdings’ senior management comprising a majority of the senior management of Vacasa, Inc. Accordingly, for accounting purposes, the financial statements of the combined entity represent a continuation of the financial statements of Vacasa Holdings, with the Business Combination being treated as the equivalent of Vacasa Holdings issuing stock for the net assets of Vacasa, Inc. accompanied by a recapitalization. The net assets of the Company were stated at historical costs, with no goodwill or other intangible assets recorded.

Transaction Costs

In connection with the Reverse Recapitalization, in addition to the transaction costs paid directly from proceeds of $41.4 million, Vacasa Holdings incurred transaction costs of $0.7 million that were reported as general and administrative expenses in the consolidated statements of operations and $8.4 million that were reported as a reduction of Additional paid-in capital on the consolidated balance sheet at December 31, 2021. Reverse Recapitalization costs incurred but unpaid as of December 31, 2021 were not material.